Share capital and Other contributed capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital and Other contributed capital	Share capital and Other contributed capital
As of December 31, 2023, the total number of authorized shares was 400,000,000 of which 124,342,715 were issued and outstanding. During 2023, 5,010,253 shares were issued associated with the public offering launched in January and 234,344 shares were issued associated with the vesting of RSUs in the incentive award plan.

The Company’s Share capital and Other contributed capital at December 31, 2023 consisted of the following:

	Number of shares	Share Capital (amounts in thousands USD)	Other Contributed Capital (amounts in thousands USD)
Common Shares	124,342,715	32,221	620,219
Total	124,342,715	32,221	620,219
The Company’s Share capital and Other contributed capital at December 31, 2022 consisted of the following:

	Number of shares	Share Capital (amounts in thousands USD)	Other Contributed Capital (amounts in thousands USD)
Common Shares	119,098,118	30,988	514,133
Total	119,098,118	30,988	514,133

Initial public offering

On March 29, 2021, the Company completed an initial public offering of 13,235,294 ADSs, representing 13,235,294 common shares, at an initial public offering price of $20.00 per share. The net proceeds from the initial public offering were $249.3 million, after deducting the underwriting discounts, net of deferred taxes, and other initial public offering costs associated with the filing. The net proceeds of the initial public offering per the consolidated statement of cash flows of $245.2 million do not reflect the non-cash movement related to the tax-deductible portion of the underwriter fees. Total transaction costs accounted for as a deduction from equity, net of deferred taxes, amounts to $15.4 million.

Following the initial public offering on March 29, 2021 the Company had 119,007,062 common shares outstanding.

New share issue and public offering

(A)New share issue
On March 29, 2022, the Company issued 91,056 shares, associated with the vesting of Restricted stock units ("RSU") in the incentive award plan.

(B)Public offering
On January 18, 2023 the Company launched a public offering of 5,831,028 ADS each representing one common share of the Company (the “ADSs”), consisting of 4,250,000 ADSs offered by the Company and 1,581,028 ADSs offered by certain selling shareholders of the Company (the “Selling Shareholders”). In addition, the Company granted the underwriters a 30-day option to purchase up to 874,654 additional ADSs. The Company did not receive any proceeds from the sale of the ADSs by the Selling Shareholders. The offering closed on January 23, 2023, with respect to the initial 4,250,000 ADSs offered by the company and 1,581,028 ADSs/shares offered by the selling stockholders. The option granted to the underwriters closed February 13, 2023 with a total of 760,253 ADSs offered by the company pursuant to the time period. The net proceeds from the offering were $96.2 million, after deducting the underwriting discounts, net of deferred taxes, and other public offering costs associated with the filing. The net proceeds of the public offering per the condensed consolidated statement of cash flows of $95.1 million do not reflect the non-cash movement related to the tax-deductible portion of the underwriter fees and other public offering costs.

(C)New share issue
On March 22, 2023, the Company issued 234,344 shares, associated with the vesting of RSUs in the incentive award plan. Following the new share issue, the Company has 124,342,715 shares outstanding.

The following chart shows a reconciliation of the movements in equity from December 31, 2021 through December 31, 2022 and from December 31, 2022 through December 31, 2023:

	Shares Outstanding (number)	Share Capital (amounts in thousands USD)	Other Contributed Capital (amounts in thousands USD)
Balance as of December 31, 2021	119,007,062	$30,965	$506,008
New Share Issuance	—	24	—
Share based remuneration program	91,056	—	8,125
Balance as of December 31, 2022	119,098,118	$30,989	$514,133
New Share Issuance	5,010,253	1,233	94,993
Share based remuneration program	234,344		11,094
Balance as of December 31, 2023	124,342,715	$32,221	$620,220